SEGMENT INFORMATION (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($) Item	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Item	Dec. 31, 2014 USD ($) Item
Segment Reporting Information [Line Items]
Number of reportable segments | Item	2				2	2
Revenues	$ 459,170	$ 371,947	$ 883,585	$ 682,030	$ 1,692,079	$ 1,169,186
Amortization	61,582	45,801	124,425	86,136	181,905	147,006
Depreciation	3,345	3,421	6,679	6,757	14,248	11,335
Impairment	0	0	54,930	37,350	70,531	24,716
Loss from operations	(510,155)	(387,335)	(1,142,989)	(721,104)	(1,670,497)	(1,510,427)
Segment Assets	2,033,359	2,209,544	2,033,359	2,209,544	2,319,591	1,950,968
Products Segment [Member]
Segment Reporting Information [Line Items]
Revenues	336,042	323,848	683,821	585,572	1,408,481	1,050,394
Amortization
Depreciation	2,176	2,979	4,888	5,795	11,860	10,183
Impairment
Loss from operations	(267,198)	(286,424)	(680,802)	(522,400)	(1,181,233)	(1,102,922)
Segment Assets	1,203,841	1,381,335	1,203,841	1,381,335	1,582,563	1,483,022
Services Segment [Member]
Segment Reporting Information [Line Items]
Revenues	123,128	48,099	199,764	96,458	283,598	118,792
Amortization	61,582	45,801	124,425	86,136	181,905	147,006
Depreciation	1,169	442	1,791	962	2,388	1,152
Impairment					70,531	24,716
Loss from operations	(242,957)	(100,911)	(462,187)	(198,704)	(491,861)	(407,505)
Segment Assets	829,518	828,209	829,518	828,209	$ 737,028	$ 467,946
Direct Product Sales [Member] | Products Segment [Member]
Segment Reporting Information [Line Items]
Revenues	29,236	24,607	60,176	40,757
Distributor Product Sales [Member] | Products Segment [Member]
Segment Reporting Information [Line Items]
Revenues	$ 306,806	$ 299,241	$ 623,645	$ 544,815